Commitments and Contingencies (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Commitments and contingencies
Commitments and Contingencies

18. Commitments and Contingencies

Commitments under Newbuilding Contracts

As of March 31, 2014, the Company had commitments under shipbuilding contracts for nineteen newbuildings. The Company expects to settle these commitments as follows:

Period ending March 31,:
2015	327,577,240
2016	829,551,691
Total	1,157,128,931

Other

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any claim, which is reasonably possible and should be disclosed or probable and for which a provision should be established in the accompanying consolidated financial statements.

15. Commitments and Contingencies

From time to time the Owning Companies expect to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Owning Companies are not aware of any claim, which is reasonably possible and should be disclosed or probable and for which a provision should be established in the accompanying financial statements.

The Company was jointly and severally liable together with a related party in respect of the related party’s outstanding loan balance of $22,290,000 due under the bank loan as of March 31, 2013 (refer Note 8(a)).